Employee benefit expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expense
Wages and salaries	£ 2,318	£ 1,582	£ 1,225
Social security costs	171	154	138
Share-based payments	27	17	10
Pension costs:
- defined contribution plans	32	22	31
- defined benefits plans	2	2	1
Total employee costs	2,550	1,777	£ 1,405
One-off and adjusting wages and salaries	£ 44	£ 41